SEGMENT INFORMATION (Table)	9 Months Ended	24 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Segment Information [Abstract]
Schedule of financial information concerning the company's reportable segments

2012	Industrial Services	Rail Services	Corporate	Intersegment Eliminations	Three months ended September 30, 2012
External revenue:
Service revenue	$6,512	$—	$—	$—	$6,512
Product sales	1,039	4,271	—	—	5,310
Deprecation included in the cost of revenues	225	45	—	—	270
Gross profit	1,660	1,518	—	—	3,178
Other depreciation & amortization	115	—	30	—	145
Interest expense	34	1	154	—	189
Net income (loss)	(38)	989	(201)	—	750
Capital expenditures	208	59	—	—	267
Total assets at September 30, 2012	19,512	4,847	902	—	25,261

2011	Industrial Services	Rail Services	Corporate	Intersegment Eliminations	Three months ended October 2, 2011
External revenue:
Service revenue	$7,275	$—	$—	$—	$7,275
Product sales	1,222	2,814	—	—	4,036
Deprecation included in the cost of revenues	261	—	—	—	261
Gross profit	1,878	594	—	—	2,472
Other depreciation & amortization	144	—	30	—	174
Interest expense	156	3	69	—	228
Net income	57	243	51	—	351
Capital expenditures	35	—	49	—	84
Total assets at December 31, 2011	20,396	3,643	745	—	24,784

2012	Industrial Services	Rail Services	Corporate	Intersegment Eliminations	Nine months ended September 30, 2012
External revenue:
Service revenue	$21,139	$—	$—	$—	$21,139
Product sales	3,586	12,837	—	—	16,423
Deprecation included in the cost of revenues	670	133	—	—	803
Gross profit	5,370	4,146	—	—	9,516
Other depreciation & amortization	343	—	82	—	425
Interest expense	104	5	447	—	556
Net income (loss)	246	2,644	(571)	—	2,319
Capital expenditures	345	143	50	—	538
Total assets at September 30, 2012	19,512	4,847	902		25,261

2011	Industrial Services	Rail Services	Corporate	Intersegment Eliminations	Nine months ended October 2, 2011
External revenue:
Service revenue	$22,720	$—	$—	$—	$22,720
Product sales	3,313	8,433	—	—	11,746
Deprecation included in the cost of revenues	782	—	—	—	782
Gross profit	5,425	2,047	—	—	7,472
Other depreciation & amortization	359	—	90		449
Interest expense	464	7	267	—	738
Net income (loss)	155	986	(68)		1,073
Capital expenditures	92	6	94	—	192
Total assets at December 31, 2011	20,396	3,643	745	—	24,784

2011	Industrial Services	Construction & Engineering Services	Rail Services	Corporate	Intersegment Eliminations	Discontinued Operations	Year ended December 31, 2011 Consolidated
External revenue:
Service revenue	30,651	—	—	—	—	—	30,651
Product sales	3,198	—	12,038	—	—	—	15,236
Deprecation included in the cost of revenues	1,066	—	361	—	—	—	1,427
Gross profit	6,720	—	2,724	—	—	—	9,444
Other depreciation & amortization	474	—	3	120	—	—	597
Interest expense	579	—	9	381	—	—	969
Net income (loss)	(401)	—	1,264	(209)	—	—	654
Total assets	20,396	—	3,643	745	—	—	24,784
Capital expenditures	134	—	8	137	—	—	279

2010	Industrial Services	Construction & Engineering Services	Rail Services	Corporate	Intersegment Eliminations	Discontinued Operations	Year ended December 31, 2010 Consolidated
External revenue:
Service revenue	$28,291	$1,721	$709	$—	$—	$(2,430)	$28,291
Product sales	4,774	—	7,717	—	—	—	12,491
Intersegment revenue:
Service revenue	3	—	—	—	(3)	—	—
Deprecation included in the cost of revenues	1,242	8	—	—	—	(8)	1,242
Gross profit	5,718	35	1,104	(8)	—	98	6,947
Other depreciation & amortization	639	2	11	—	—	(13)	639
Goodwill impairment charges	7,831	—	—	—	—	—	7,831
Interest expense	292	—	10	600	—		902
Net loss	(9,574)	(797)	(395)	(711)	—	(412)	(11,889)
Total assets	22,654	—	3,493	1,029	—	—	27,176
Capital expenditures	134	—	—	—	—	—	134